Mineral Property Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Property, plant, and equipment, beginning	$ 135,646,000
Property, plant, and equipment, ending	134,339,000	$ 135,646,000
ROU Assets[member]
Statement [Line Items]
Depreciation	192,000	235,000
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	115,559,000
Additions	277,000
Disposal	(29,000)
Modification of lease terms	(237,000)
Property, plant, and equipment, ending	115,570,000	115,559,000
Cost | ROU Assets[member]
Statement [Line Items]
Property, plant, and equipment, beginning	1,644,000
Additions	277,000
Disposal	(21,000)
Modification of lease terms	(237,000)
Property, plant, and equipment, ending	1,663,000	1,644,000
Cost | Mineral Property Interest
Statement [Line Items]
Property, plant, and equipment, beginning	112,541,000
Additions	0
Disposal	0
Modification of lease terms	0
Property, plant, and equipment, ending	112,541,000	112,541,000
Cost | Plant and Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	3,018,000
Additions	277,000
Disposal	(29,000)
Modification of lease terms	(237,000)
Property, plant, and equipment, ending	3,029,000	3,018,000
Cost | Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	53,000
Additions	0
Disposal	(21,000)
Modification of lease terms	0
Property, plant, and equipment, ending	32,000	53,000
Cost | Lands and Buildings [Member]
Statement [Line Items]
Property, plant, and equipment, beginning	1,591,000
Additions	277,000
Modification of lease terms	(237,000)
Property, plant, and equipment, ending	1,631,000	1,591,000
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(2,148,000)	(1,615,000)
Depreciation	329,000	533,000
Derecognition on disposal	23,000
Accumulated depreciation, ending	(2,454,000)	(2,148,000)
Accumulated Depreciation | ROU Assets[member]
Statement [Line Items]
Accumulated depreciation, beginning	(749,000)	(420,000)
Depreciation	235,000	329,000
Derecognition on disposal	17,000
Accumulated depreciation, ending	(967,000)	(749,000)
Accumulated Depreciation | Mineral Property Interest
Statement [Line Items]
Accumulated depreciation, beginning	0	0
Depreciation	0	0
Derecognition on disposal	0
Accumulated depreciation, ending	0	0
Accumulated Depreciation | Plant and Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(2,148,000)	(1,615,000)
Depreciation	329,000	533,000
Derecognition on disposal	23,000
Accumulated depreciation, ending	(2,454,000)	(2,148,000)
Accumulated Depreciation | Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(26,000)	(9,000)
Depreciation	11,000	17,000
Derecognition on disposal	17,000
Accumulated depreciation, ending	(20,000)	(26,000)
Accumulated Depreciation | Lands and Buildings [Member]
Statement [Line Items]
Accumulated depreciation, beginning	(723,000)	(411,000)
Depreciation	224,000	312,000
Derecognition on disposal	0
Accumulated depreciation, ending	(947,000)	(723,000)
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	22,235,000	24,923,000
Foreign currency translation difference ending balacne	21,223,000	22,235,000
Net carrying value	134,339,000	135,646,000
Movement for the year	(1,012,000)	(2,688,000)
Foreign Currency Translation Difference | ROU Assets[member]
Statement [Line Items]
Foreign currency translation difference beginning balance	(70,000)	(64,000)
Foreign currency translation difference ending balacne	(77,000)	(70,000)
Net carrying value	619,000	825,000
Movement for the year	(7,000)	(6,000)
Foreign Currency Translation Difference | Mineral Property Interest
Statement [Line Items]
Foreign currency translation difference beginning balance	22,083,000	24,766,000
Movement for the year	(1,004,000)	(2,683,000)
Foreign currency translation difference ending balacne	21,079,000	22,083,000
Net carrying value	133,620,000	134,624,000
Foreign Currency Translation Difference | Plant and Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	152,000	157,000
Movement for the year	(8,000)	(5,000)
Foreign currency translation difference ending balacne	144,000	152,000
Net carrying value	719,000	1,022,000
Foreign Currency Translation Difference | Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	(1,000)	(1,000)
Foreign currency translation difference ending balacne	(1,000)	(1,000)
Net carrying value	11,000	26,000
Movement for the year	0	0
Foreign Currency Translation Difference | Lands and Buildings [Member]
Statement [Line Items]
Foreign currency translation difference beginning balance	(69,000)	(63,000)
Foreign currency translation difference ending balacne	(76,000)	(69,000)
Net carrying value	608,000	799,000
Movement for the year	$ (7,000)	$ (6,000)